INCOME TAXES - 10-K - Reconciliation of Income Taxes (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Tax at federal statutory rate	21.00%	21.00%
State tax, net of federal benefit	5.80%	0.40%
Permanent items	(5.30%)	0.00%
Change in valuation allowance	(6.90%)	(0.20%)
Stock compensation	16.60%	(2.20%)
Tax credits	(43.00%)	(4.10%)
Return to provision	18.00%	(15.10%)
Rate change / state deferred adjustments	(10.80%)	0.00%
Change in unrecognized tax benefits	12.90%	0.00%
Other	1.40%	0.00%
Total	9.70%	(0.20%)